LONG-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2023
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	March 31,	March 31,
	2022	2023
	RMB	RMB

Equity investments accounted for using the equity method
Beijing Gangjian Shoubao Cultural Media Center LLP (“Gangjian Shoubao”)	4,500	4,500
Weiche Information Technology Co., Ltd. (“Weiche”)	1,495	1,451
	5,995	5,951

Equity investments accounted for using the measurement alternative
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	282,761	282,761

Total long-term investments	288,756	288,712

Major investments of the Company during the fiscal years ended March 31, 2021, 2022 and 2023 are summarized as follows:

Equity investments accounted for using the equity method

Investment in Gangjian Shoubao

In April 2019, the Company invested in Gangjian Shoubao, focusing on advertising and media business. The Company is one of the limited partners and does not have control of the partnership. The investee has not started to operate yet.

Investment in Weiche

In May 2018, the Company acquired 40% of ordinary equity interest of Weiche, a professional information technology company focusing on technology development and technology consulting service. The Company exercises significant influence in Weiche and therefore accounts for this as a long-term investment using equity method.

Equity investments accounted for using the measurement alternative

Investment in Jincheng

In September 2017, the Company invested in Jincheng, a professional consumer financial service company. The Company acquired 19% ordinary equity interest with a total consideration of RMB233.0 million. The Company exercises significant influence in Jincheng and therefore accounted for this as a long-term investment using equity method. In early 2021, as the Group completed the divesture of its historical loan-facilitation business and, the Group proposed to Jincheng its desire to give up its board seat in Jincheng. The administration process was completed in March 2021. After that, the Group could no longer execute significant influence over Jincheng. The Group accounted for the investment using the alternative method measurement, and no measurement events were identified during the fiscal years ended March 31, 2022 and 2023. In July 2022, the Group received a cash dividend from Jincheng amounting to RMB10.4 million.

In November 2022, the Company entered into a definitive agreement with a third-party, pursuant to which the equity interest of Jincheng with carrying amount of RMB282.8 million was pledged to obtain a loan with RMB292.0 million principal bearing 5% annum interest rate, and due in December 2024.